SUBSIDIARY PUBLIC ISSUERS - Income Statement (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of subsidiaries [line items]
Revenues	$ 1,274	$ 1,019	$ 2,410	$ 2,039
Net income (loss)	122	110	155	55
Brookfield Renewable
Disclosure of subsidiaries [line items]
Revenues	0	0	0	0
Net income (loss)	3	(20)	(30)	(72)
BRP Equity
Disclosure of subsidiaries [line items]
Revenues	0	0	0	0
Net income (loss)	0	0	0	0
Finco
Disclosure of subsidiaries [line items]
Revenues	0	0	0	0
Net income (loss)	0	(4)	(3)	(5)
Subsidiary Credit Supporters
Disclosure of subsidiaries [line items]
Revenues	0	0	0	0
Net income (loss)	(124)	(262)	(407)	(574)
Other Subsidiaries
Disclosure of subsidiaries [line items]
Revenues	1,274	1,019	2,410	2,039
Net income (loss)	188	331	363	467
Consolidating adjustments
Disclosure of subsidiaries [line items]
Revenues	0	0	0	0
Net income (loss)	$ 55	$ 65	$ 232	$ 239